Employee Benefits - Summary of Changes in Present Value of Defined Benefit Obligation (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of information about defined benefit plans [abstract]
Defined benefit obligation, beginning balance	€ 864	€ 922
Current service cost	84	154
Interest cost on benefit obligation	4	5
Actuarial losses / (gains) on obligation	0	0
Past service costs	(238)	(216)
Service paid to employees	0	0
Defined benefit obligation, ending balance	€ 714	€ 864